SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Future Amortization Expense of Patents (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total patent amortization expense	$ 78,567	$ 79,983	$ 86,595
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total patent amortization expense		79,983	86,595
Awarded Patents [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
2023		19,168
2024		6,493
2025		186
Total patent amortization expense		$ 25,847	$ 45,015